GLG International Small Cap Fund
SUMMARY OF THE FUND
Investment Objective
The Fund seeks maximum capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees GLG International Small Cap Fund	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GLG International Small Cap Fund		Class C Shares	Class I Shares
Management Fee		1.25%	1.25%
Distribution and Service (12b-1) Fees	[1]	0.95%	none
Acquired Fund Fees and Expenses		0.02%	0.02%
Other Expenses	[2]	0.54%	0.60%
Total Annual Fund Operating Expenses		2.76%	1.87%
Less Fee Waiver/Expense Reimbursement	[3]	0.51%	none
Net Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		2.25%	1.87%
[1]	The Fund has adopted a plan under Rule 12b-1 that allows Class C Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares.
[2]	"Other Expenses" are based on estimates for the current fiscal year and include, among other expenses, administrative, custody and transfer agency fees. "Other expenses" for the Class I Shares also includes investor and account servicing or "sub-transfer agency" costs to be paid to service agents of the Fund that maintain and administer omnibus accounts with the Fund and that have entered into service agreements with the Fund with respect to Class I Shares. Fees for these services are not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class I Shares.
[3]	The Fund's investment adviser (the "Adviser") has contractually agreed, pursuant to an Expense Limitation and Reimbursement Agreement ("Expense Limitation Agreement"), to pay or absorb the ordinary operating expenses of Class C Shares of the Fund (excluding the fees payable to the Adviser under the Advisory Agreement (as defined below) and any other expense that is not a class-specific expense but including the Class C Shares' 12b-1 fees and transfer agency fees) to the extent necessary to limit the net operating expense ratio of Class C Shares to 2.25% per annum of the Fund's average daily net assets attributable to Class C Shares. The Expense Limitation Agreement will remain in effect until (i) the end of the second fiscal year following the commencement of the Fund's public offering of the Class C Shares or (ii) terminated earlier by the Fund's Board of Trustees (the "Board").

Expense Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:
Expense Example GLG International Small Cap Fund (USD $)	1 Year	3 Years
Class C	228	757
Class I	190	589

The Example should not be considered a representation of past or future expenses or future investment performance. Actual expenses and total returns may be greater or lesser than those shown above.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, reduce the Fund’s performance. During the Fund’s first six months of operations, the Fund’s portfolio turnover rate was 89%.
Principal Investment Strategies

In pursuing its objective, the Fund will normally invest at least 80% of its assets in the equity securities of small capitalization companies located outside of the United States. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Our investment adviser, GLG Inc., considers a company to be a small capitalization company if it has a market capitalization that falls within the range of capitalizations of companies in the bottom 25% of the MSCI Market Investable Equity Universe (as defined at the beginning of each month) at the time of investment (“Market Cap Range”). As of July 31, 2011, the average market capitalization of the bottom 25% of the MSCI Market Investable Equity Universe ranged from  $45 million to  $7.885 billion and averaged  $1.596 billion.

In determining which portfolio securities to purchase, the Adviser utilizes an investment approach that combines top-down analysis with bottom-up stock research and selection. The factors used by the Adviser in its top-down analysis include its evaluation of economic, political, regulatory, demographic or industry-specific trends and developments. From a bottom-up perspective, the factors the Adviser considers include assessments of management, industry structure, business model, financial information and intrinsic value. The Adviser seeks securities of companies which it deems to have attractive long-term prospects with valuations that are lower than the Adviser’s perception of the companies’ intrinsic value.

In determining which portfolio securities to sell, the Adviser generally considers one or more of the following factors, among others: (i) whether, for any reason, the Adviser’s underlying rationale for investing in the security has changed; (ii) whether the proceeds from the sale of a portfolio security can be used to invest in a more attractive investment opportunity; (iii) optimizing asset allocation; (iv) if a security appreciates such that, as a total percentage of the portfolio, it becomes too large; (v) if the company’s management appears to be engaging in conduct not in the best interest of shareholders.

Principal Investment Risks

The Fund’s investments are subject to a variety of risks that may cause the Fund’s net asset value to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund’s objective. A summary of the principal risks to which the Fund is subject follows:

  Equity Market Risk is the risk that the market value of the Fund’s securities may fall or fail to rise.
  Company Risk is the risk that a company may perform poorly, and therefore, the value of its stocks and other securities may decline.
  Risks of Foreign Investing is the risk that because the Fund invests significantly in foreign securities, it may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Fund trades in foreign markets).
  Emerging and Developing Markets Risk is the risk associated with investing in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.
  Small Cap Company Risk is the risk that the stocks of small capitalization companies may be more volatile and speculative than the stocks of “large capitalization” companies.
  Management Risk is the Fund’s dependence on the ability of the Adviser to achieve the Fund’s investment objective based on the Adviser’s ability to identify profitable investment opportunities for the Fund.
  Liquidity Risk is the risk arising from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss.

Annual Total Returns
A bar chart and past performance table are not included in this Prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of an index (showing how the Fund’s average annual returns over various periods compare with those of its index).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	GLG INVESTMENT SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001477079
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
GLG International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum capital appreciation.
Fees and Expenses of the Fund	glgist_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimates for the current fiscal year and include, among other expenses, administrative, custody and transfer agency fees.
Expense Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses or future investment performance. Actual expenses and total returns may be greater or lesser than those shown above.
Portfolio Turnover.	glgist_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, reduce the Fund’s performance. During the Fund’s first six months of operations, the Fund’s portfolio turnover rate was 89%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its objective, the Fund will normally invest at least 80% of its assets in the equity securities of small capitalization companies located outside of the United States. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Our investment adviser, GLG Inc., considers a company to be a small capitalization company if it has a market capitalization that falls within the range of capitalizations of companies in the bottom 25% of the MSCI Market Investable Equity Universe (as defined at the beginning of each month) at the time of investment (“Market Cap Range”). As of July 31, 2011, the average market capitalization of the bottom 25% of the MSCI Market Investable Equity Universe ranged from  $45 million to  $7.885 billion and averaged  $1.596 billion.

In determining which portfolio securities to purchase, the Adviser utilizes an investment approach that combines top-down analysis with bottom-up stock research and selection. The factors used by the Adviser in its top-down analysis include its evaluation of economic, political, regulatory, demographic or industry-specific trends and developments. From a bottom-up perspective, the factors the Adviser considers include assessments of management, industry structure, business model, financial information and intrinsic value. The Adviser seeks securities of companies which it deems to have attractive long-term prospects with valuations that are lower than the Adviser’s perception of the companies’ intrinsic value.

In determining which portfolio securities to sell, the Adviser generally considers one or more of the following factors, among others: (i) whether, for any reason, the Adviser’s underlying rationale for investing in the security has changed; (ii) whether the proceeds from the sale of a portfolio security can be used to invest in a more attractive investment opportunity; (iii) optimizing asset allocation; (iv) if a security appreciates such that, as a total percentage of the portfolio, it becomes too large; (v) if the company’s management appears to be engaging in conduct not in the best interest of shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In pursuing its objective, the Fund will normally invest at least 80% of its assets in the equity securities of small capitalization companies located outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s investments are subject to a variety of risks that may cause the Fund’s net asset value to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund’s objective. A summary of the principal risks to which the Fund is subject follows:

  Equity Market Risk is the risk that the market value of the Fund’s securities may fall or fail to rise.
  Company Risk is the risk that a company may perform poorly, and therefore, the value of its stocks and other securities may decline.
  Risks of Foreign Investing is the risk that because the Fund invests significantly in foreign securities, it may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Fund trades in foreign markets).
  Emerging and Developing Markets Risk is the risk associated with investing in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.
  Small Cap Company Risk is the risk that the stocks of small capitalization companies may be more volatile and speculative than the stocks of “large capitalization” companies.
  Management Risk is the Fund’s dependence on the ability of the Adviser to achieve the Fund’s investment objective based on the Adviser’s ability to identify profitable investment opportunities for the Fund.
  Liquidity Risk is the risk arising from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, the value of your investment in the Fund could decline and you could lose money.
Annual Total Returns	glgist_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A bar chart and past performance table are not included in this Prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of an index (showing how the Fund’s average annual returns over various periods compare with those of its index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A bar chart and past performance table are not included in this Prospectus because the Fund has not completed a full calendar year of operations.
GLG International Small Cap Fund | Class C Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.95%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[3]
Net Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	757
GLG International Small Cap Fund | Class I Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
Expense Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	589

[1]	The Fund has adopted a plan under Rule 12b-1 that allows Class C Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares.
[2]	"Other Expenses" are based on estimates for the current fiscal year and include, among other expenses, administrative, custody and transfer agency fees. "Other expenses" for the Class I Shares also includes investor and account servicing or "sub-transfer agency" costs to be paid to service agents of the Fund that maintain and administer omnibus accounts with the Fund and that have entered into service agreements with the Fund with respect to Class I Shares. Fees for these services are not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class I Shares.
[3]	The Fund's investment adviser (the "Adviser") has contractually agreed, pursuant to an Expense Limitation and Reimbursement Agreement ("Expense Limitation Agreement"), to pay or absorb the ordinary operating expenses of Class C Shares of the Fund (excluding the fees payable to the Adviser under the Advisory Agreement (as defined below) and any other expense that is not a class-specific expense but including the Class C Shares' 12b-1 fees and transfer agency fees) to the extent necessary to limit the net operating expense ratio of Class C Shares to 2.25% per annum of the Fund's average daily net assets attributable to Class C Shares. The Expense Limitation Agreement will remain in effect until (i) the end of the second fiscal year following the commencement of the Fund's public offering of the Class C Shares or (ii) terminated earlier by the Fund's Board of Trustees (the "Board").